NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Change in Operating Liabilities	$ 390,000
Change in Accounts and Other Receivables	390,000
ScenarioAdjustmentMember
Other Expenses	49,001
RestatementAdjustmentMember
Other Expenses	$ 439,001